Employee compensation (Tables)	12 Months Ended
Dec. 31, 2021
Analysis of income and expense [abstract]
Employee compensation costs
Employee compensation costs were included in the following expenses for the year ended December 31:

	December 31,
	2021	2020
	$	$
Cost of revenue	13,438	8,093
General and administrative	10,496	6,173
Sales and marketing	31,178	16,658
Research and development	15,812	10,094
	70,924	41,018